Quarterly Holdings Report
for

Fidelity Flex℠ Freedom Blend 2020 Fund (formerly Fidelity Flex℠ Freedom 2020 Fund)

December 31, 2019

Z20-QTLY-0220
1.9884237.102

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	432	$6,496
Fidelity Series Commodity Strategy Fund (a)	885	4,214
Fidelity Series Large Cap Growth Index Fund (a)	436	5,096
Fidelity Series Large Cap Stock Fund (a)	323	5,110
Fidelity Series Large Cap Value Index Fund (a)	727	9,591
Fidelity Series Small Cap Opportunities Fund (a)	186	2,610
Fidelity Series Value Discovery Fund (a)	223	3,037
TOTAL DOMESTIC EQUITY FUNDS
(Cost $34,541)		36,154

International Equity Funds - 24.7%
Fidelity Series Canada Fund (a)	105	1,187
Fidelity Series Emerging Markets Fund (a)	104	1,017
Fidelity Series Emerging Markets Opportunities Fund (a)	449	9,260
Fidelity Series International Growth Fund (a)	334	5,855
Fidelity Series International Index Fund (a)	183	1,954
Fidelity Series International Small Cap Fund (a)	90	1,550
Fidelity Series International Value Fund (a)	590	5,844
Fidelity Series Overseas Fund (a)	288	3,108
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $27,799)		29,775

Bond Funds - 37.0%
Fidelity Series Corporate Bond Fund (a)	601	6,439
Fidelity Series Emerging Markets Debt Fund (a)	79	757
Fidelity Series Floating Rate High Income Fund (a)	19	173
Fidelity Series Government Bond Index Fund (a)	837	8,760
Fidelity Series High Income Fund (a)	93	888
Fidelity Series Inflation-Protected Bond Index Fund (a)	834	8,384
Fidelity Series International Credit Fund (a)	7	74
Fidelity Series Investment Grade Bond Fund (a)	799	9,243
Fidelity Series Investment Grade Securitized Fund (a)	618	6,361
Fidelity Series Long-Term Treasury Bond Index Fund (a)	346	3,051
Fidelity Series Real Estate Income Fund (a)	50	561
TOTAL BOND FUNDS
(Cost $44,389)		44,691

Short-Term Funds - 8.4%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	2,023	2,023
Fidelity Series Short-Term Credit Fund (a)	201	2,026
Fidelity Series Treasury Bill Index Fund (a)	607	6,069
TOTAL SHORT-TERM FUNDS
(Cost $10,097)		10,118
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $116,826)		120,738
NET OTHER ASSETS (LIABILITIES) - 0.0%		5
NET ASSETS - 100%		$120,743

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$1,415	$43	$1,545	$--	$(187)	$274	$--
Fidelity Series Blue Chip Growth Fund	2,561	4,972	1,524	317	71	416	6,496
Fidelity Series Canada Fund	657	475	13	19	--	68	1,187
Fidelity Series Commodity Strategy Fund	3,285	1,073	152	63	(13)	21	4,214
Fidelity Series Corporate Bond Fund	--	6,435	1	79	--	5	6,439
Fidelity Series Emerging Markets Debt Fund	770	54	68	35	(5)	6	757
Fidelity Series Emerging Markets Fund	746	264	1	23	--	8	1,017
Fidelity Series Emerging Markets Opportunities Fund	6,759	1,777	199	227	12	911	9,260
Fidelity Series Floating Rate High Income Fund	163	9	--	7	--	1	173
Fidelity Series Government Bond Index Fund	--	8,895	13	73	--	(122)	8,760
Fidelity Series Government Money Market Fund 1.65%	7,418	1,339	6,734	99	--	--	2,023
Fidelity Series Growth Company Fund	5,179	117	5,504	--	497	(289)	--
Fidelity Series High Income Fund	829	44	2	43	--	17	888
Fidelity Series Inflation-Protected Bond Index Fund	5,994	2,346	119	107	--	163	8,384
Fidelity Series International Credit Fund	69	4	--	4	--	1	74
Fidelity Series International Growth Fund	6,126	711	1,862	205	116	764	5,855
Fidelity Series International Index Fund	--	1,868	--	37	--	86	1,954
Fidelity Series International Small Cap Fund	1,469	221	311	71	(3)	174	1,550
Fidelity Series International Value Fund	6,086	963	1,597	227	(107)	499	5,844
Fidelity Series Intrinsic Opportunities Fund	6,350	293	6,409	242	(396)	162	--
Fidelity Series Investment Grade Bond Fund	26,338	2,661	20,700	482	490	454	9,243
Fidelity Series Investment Grade Securitized Fund	--	6,433	13	97	--	(59)	6,361
Fidelity Series Large Cap Growth Index Fund	--	5,551	884	62	32	397	5,096
Fidelity Series Large Cap Stock Fund	5,488	602	1,416	367	25	411	5,110
Fidelity Series Large Cap Value Index Fund	1,534	9,410	1,519	581	25	141	9,591
Fidelity Series Long-Term Treasury Bond Index Fund	5,638	751	3,566	303	331	(103)	3,051
Fidelity Series Opportunistic Insights Fund	2,791	32	2,963	--	174	(34)	--
Fidelity Series Overseas Fund	--	2,857	--	11	--	251	3,108
Fidelity Series Real Estate Income Fund	516	39	5	33	--	11	561
Fidelity Series Short-Term Credit Fund	1,855	444	294	40	1	20	2,026
Fidelity Series Small Cap Discovery Fund	734	16	767	16	(4)	21	--
Fidelity Series Small Cap Opportunities Fund	2,281	722	517	147	(21)	145	2,610
Fidelity Series Stock Selector Large Cap Value Fund	4,193	80	4,525	--	(2)	254	--
Fidelity Series Treasury Bill Index Fund	--	6,090	21	29	--	--	6,069
Fidelity Series Value Discovery Fund	2,964	473	660	118	4	256	3,037
Total	$110,208	$68,064	$63,776	$4,160	$1,040	$5,330	$120,738

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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